Business Combinations - Fair Value, Valuation Techniques and Related Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Customer Relationships | Courier Corporation
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value		$ 94
Customer Relationships | Fair Value, Measurements, Nonrecurring | Courier Corporation | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value	$ 94
Valuation Technique	Excess earnings
Customer Relationships | Fair Value, Measurements, Nonrecurring | Esselte Corporation | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate	21.00%
Attrition rate	5.00%
Fair Value	$ 16
Valuation Technique	Excess earnings
Customer Relationships | Minimum | Fair Value, Measurements, Nonrecurring | Courier Corporation | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate	14.00%
Attrition rate	0.00%
Customer Relationships | Maximum | Fair Value, Measurements, Nonrecurring | Courier Corporation | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate	17.00%
Attrition rate	5.00%
Trade Names | Courier Corporation
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value		$ 5
Trade Names | Fair Value, Measurements, Nonrecurring | Courier Corporation | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate	12.00%
Fair Value	$ 10
Valuation Technique	Relief-from-royalty method
Trade Names | Fair Value, Measurements, Nonrecurring | Esselte Corporation | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate	19.00%
Royalty rate (pre-tax)	1.50%
Fair Value	$ 9
Valuation Technique	Relief-from-royalty method
Trade Names | Minimum | Fair Value, Measurements, Nonrecurring | Courier Corporation | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Royalty rate (pre-tax)	0.30%
Trade Names | Maximum | Fair Value, Measurements, Nonrecurring | Courier Corporation | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Royalty rate (pre-tax)	1.00%
Technology | Fair Value, Measurements, Nonrecurring | Courier Corporation | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate	11.00%
Royalty rate (pre-tax)	15.00%
Fair Value	$ 2
Valuation Technique	Relief-from-royalty method